Revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 62,321	R 49,121	R 41,677
Consideration from streaming contract	323	338	471
Hedging gain/(loss)	(1,265)	(184)	497
Total revenue	61,379	49,275	42,645
Total Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	59,212	47,366	40,774
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,667	1,021	663
Uranium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	866	304	240
Commodities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	61,745	48,691	41,677
toll treatments services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 576	R 430	R 0